UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc.
Address: 201 W Fort Street

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Manager, VP
Phone:     313-222-7885

Signature, Place, and Date of Signing:

     L. Joseph Granata     Detroit, MI     August 11, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     83

Form13F Information Table Value Total:     $57,200 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      640    13676 SH                               13676
AGL RES INC                    COM              001204106      705    19673 SH                               19673
APPLE INC                      COM              037833100      677     2691 SH                                2691
BANK OF AMERICA CORPORATION    COM              060505104      154    10728 SH                               10728
BARCLAYS BK PLC                IPSP CROIL ETN   06738C786      209     9471 SH                                9471
BRISTOL MYERS SQUIBB CO        COM              110122108      716    28720 SH                               28720
CAL MAINE FOODS INC            COM NEW          128030202      660    20678 SH                               20678
CARPENTER TECHNOLOGY CORP      COM              144285103      643    19584 SH                               19584
CATERPILLAR INC DEL            COM              149123101      234     3894 SH                                3894
CHEVRON CORP NEW               COM              166764100      721    10630 SH                               10630
CINEMARK HOLDINGS INC          COM              17243V102      593    45077 SH                               45077
CISCO SYS INC                  COM              17275R102      265    12439 SH                               12439
CITIGROUP INC                  COM              172967101      169    44867 SH                               44867
CITIZENS REPUBLIC BANCORP IN   COM              174420109        9    10000 SH                               10000
CLOROX CO DEL                  COM              189054109      210     3382 SH                                3382
CMS ENERGY CORP                COM              125896100      708    48360 SH                               48360
COCA COLA CO                   COM              191216100      764    15250 SH                               15250
CONAGRA FOODS INC              COM              205887102      682    29233 SH                               29233
CONOCOPHILLIPS                 COM              20825C104      798    16264 SH                               16264
CVS CAREMARK CORPORATION       COM              126650100      237     8070 SH                                8070
DIAGEO P L C                   SPON ADR NEW     25243Q205      686    10926 SH                               10926
DIGITAL RLTY TR INC            COM              253868103      762    13211 SH                               13211
DOLLAR TREE INC                COM              256746108      203     4865 SH                                4865
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      653    50288 SH                               50288
FIRST POTOMAC RLTY TR          COM              33610F109      694    48311 SH                               48311
FORD MTR CO DEL                COM PAR $0.01    345370860      216    21475 SH                               21475
GALLAGHER ARTHUR J & CO        COM              363576109      654    26834 SH                               26834
GENERAL ELECTRIC CO            COM              369604103      282    19571 SH                               19571
HEINZ H J CO                   COM              423074103      699    16176 SH                               16176
HERCULES TECH GROWTH CAP INC   COM              427096508      693    75263 SH                               75263
HOME DEPOT INC                 COM              437076102      710    25297 SH                               25297
INTERNATIONAL BUSINESS MACHS   COM              459200101      306     2475 SH                                2475
ISHARES COMEX GOLD TR          ISHARES          464285105      226    18590 SH                               18590
ISHARES COMEX GOLD TR          ISHARES          464285105      178    14610 SH                               14610
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      333    11967 SH                               11967
ISHARES SILVER TRUST           ISHARES          46428Q109      242    13294 SH                               13294
ISHARES TR                     MSCI ACWI EX     464288240      364    10361 SH                               10361
ISHARES TR                     BARCLYS 3-7 YR   464288661      963     8350 SH                                8350
ISHARES TR INDEX               IBOXX INV CPBD   464287242     1347    12418 SH                               12418
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     2465    23060 SH                               23060
ISHARES TR INDEX               S&P 500 INDEX    464287200      795     7684 SH                                7684
ISHARES TR INDEX               BARCLY USAGG B   464287226     3011    28075 SH                               28075
ISHARES TR INDEX               MSCI EMERG MKT   464287234      593    15890 SH                               15890
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457     2751    32698 SH                               32698
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     1482    15487 SH                               15487
ISHARES TR INDEX               S&P 500 VALUE    464287408     2098    42257 SH                               42257
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1676    36034 SH                               36034
ISHARES TR INDEX               S&P MIDCAP 400   464287507     1830    25738 SH                               25738
ISHARES TR INDEX               RUSSELL1000GRW   464287614      356     7762 SH                                7762
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1429    26398 SH                               26398
ISHARES TR INDEX               S&P500 GRW       464287309     1778    33583 SH                               33583
JOHNSON & JOHNSON              COM              478160104      268     4546 SH                                4546
KIMBERLY CLARK CORP            COM              494368103      706    11652 SH                               11652
LSI INDS INC                   COM              50216C108      509   104306 SH                              104306
MARATHON OIL CORP              COM              565849106      723    23249 SH                               23249
MAXIM INTEGRATED PRODS INC     COM              57772K101      596    35597 SH                               35597
MCCORMICK & CO INC             COM NON VTG      579780206      711    18742 SH                               18742
MCDONALDS CORP                 COM              580135101      786    11927 SH                               11927
MERCK & CO INC NEW             COM              58933Y105      807    23080 SH                               23080
MICROSOFT CORP                 COM              594918104      282    12245 SH                               12245
NORTHEAST UTILS                COM              664397106      677    26580 SH                               26580
NORTHROP GRUMMAN CORP          COM              666807102      680    12498 SH                               12498
NUVEEN SELECT MAT MUN FD       SH BEN INT       67061T101      111    10216 SH                               10216
OLIN CORP                      COM PAR $1       680665205      690    38137 SH                               38137
ORACLE CORP                    COM              68389X105      226    10539 SH                               10539
PACKAGING CORP AMER            COM              695156109      677    30741 SH                               30741
PARAGON SHIPPING INC           CL A             69913R309       46    12800 SH                               12800
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      201     5850 SH                                5850
PHARMACEUTICAL PROD DEV INC    COM              717124101      672    26435 SH                               26435
PRECISION DRILLING CORP        COM 2010         74022D308      752   113282 SH                              113282
QUALCOMM INC                   COM              747525103      215     6533 SH                                6533
RPM INTL INC                   COM              749685103      620    34771 SH                               34771
SENSIENT TECHNOLOGIES CORP     COM              81725T100      622    23986 SH                               23986
SOLAR CAP LTD                  COM              83413U100      673    34943 SH                               34943
SPECTRA ENERGY CORP            COM              847560109      759    37825 SH                               37825
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      376     7225 SH                                7225
TYCO INTERNATIONAL LTD         SHS              H89128104      714    20256 SH                               20256
UNILEVER N V                   N Y SHS NEW      904784709      700    25607 SH                               25607
UNITED STATES NATL GAS FUND    UNIT             912318102      109    14124 SH                               14124
UNITED TECHNOLOGIES CORP       COM              913017109      238     3674 SH                                3674
V F CORP                       COM              918204108      668     9391 SH                                9391
VERIZON COMMUNICATIONS INC     COM              92343V104      837    29857 SH                               29857
VISA INC                       COM CL A         92826C839      280     3959 SH                                3959